Consolidated Balance Sheets ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Current assets:
Cash and cash equivalents		₨ 9,792	$ 129.9	₨ 10,538
Investments in held to maturity securities				7
Restricted cash		4,877	64.7	2,168
Accounts receivable, net		4,456	59.2	3,307
Prepaid expenses and other current assets		1,619	21.5	1,380
Total current assets		20,744	275.3	17,400
Restricted cash		848	11.2	1,280
Property, plant and equipment, net		95,993	1,273.4	83,445
Software, net		55	0.7	64
Deferred income taxes		2,205	29.2	2,407
Right-of-use assets	[1]	4,434	58.8
Other assets		8,115	107.7	4,268
Investments in held to maturity securities		7	0.1
Total assets		132,401	1,756.4	108,864
Current liabilities:
Short-term debt		975	12.9	2,825
Accounts payable		1,795	23.8	3,477
Current portion of long-term debt		2,303	30.5	7,289
Income taxes payable		50	0.7	94
Interest payable		1,716	22.8	920
Deferred revenue		110	1.5	99
Lease liabilities	[1]	256	3.4
Other liabilities		2,020	26.7	2,302
Total current liabilities		9,225	122.3	17,006
Non-current liabilities:
Long-term debt		86,586	1,148.6	61,658
Deferred revenue		2,129	28.2	1,800
Deferred income taxes		2,622	34.8	2,054
Asset retirement obligations		741	9.8	665
Lease liabilities	[1]	3,592	47.6
Other liabilities		289	4.1	285
Total liabilities		105,184	1,395.4	83,468
Shareholders’ equity
Equity shares, US$ 0.000625 par value; 41,040,028 and 47,650,750 shares issued and outstanding as of March 31, 2019 and March 31, 2020, respectively		2	0.0	2
Additional paid-in capital		37,533	497.9	32,186
Accumulated deficit		(8,580)	(113.8)	(6,311)
Accumulated other comprehensive loss		(1,937)	(25.7)	(748)
Total APGL shareholders’ equity		27,018	358.4	25,129
Non-controlling interest		199	2.6	267
Total shareholders’ equity		27,217	361.0	25,396
Total liabilities and shareholders’ equity		₨ 132,401	$ 1,756.4	₨ 108,864

[1]	The Company adopted ASC Topic 842 effective April 1, 2019, refer note 2(k) and note 18.